Merger Agreement Recognized Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 11, 2014	Jun. 11, 2014	Nov. 15, 2013
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid to Stockholders	$ 188,117	$ 188,117
Scenario, Adjustment [Member] | Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory		1,077
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Current Assets		1,130
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment		(94,694)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Goodwill		27,312
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		14,230
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Total Assets		(52,022)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Current Liabilities		2,742
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Income Taxes		(42,808)
Business Combination, Provisional Information, Initial Accounting Incomplete, Redeemable Noncontrolling Interest		(12,198)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Total Liabilities	(40,066)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Net Assets Acquired	242
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Accounts Receivable		(4,047)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Current Assets		4,100
Scenario, Actual [Member] | Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Cash	20,621	20,621
Accounts receivable	52,929	52,929
Inventory	34,077	34,077
Other current assets	31,848	31,848
Total current assets	139,475	139,475
Property, plant and equipment	305,306	305,306
Goodwill	133,647	133,647
Intangible assets	19,000	19,000
Other noncurrent assets	12,288	12,288
Total assets acquired	609,716	609,716
Current liabilities	31,605	31,605
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long-term Debt, Noncurrent	74,930	74,930
Deferred income taxes	(4,435)	(4,435)
Other noncurrent liabilities	1,992	1,992
Total liabilities assumed	104,092	104,092
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncontrolling Interest	80,792	80,792
Net assets acquired	424,832	424,832
Scenario, Actual [Member] | Fiberweb [Member]
Business Acquisition [Line Items]
Cash			$ 8,792
Accounts receivable			49,967
Inventory			71,081
Other current assets			29,889
Total current assets			159,729
Property, plant and equipment			187,529
Goodwill			33,699
Intangible assets			85,996
Other noncurrent assets			1,403
Total assets acquired			468,356
Current liabilities			84,255
Total debt			20,300
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long-term Debt, Noncurrent			19,391
Deferred income taxes			45,974
Other noncurrent liabilities			9,825
Total liabilities assumed			180,594
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncontrolling Interest			849
Net assets acquired			$ 287,762
Scenario, Previously Reported [Member] | Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Cash	20,621	20,621
Accounts receivable	56,976	56,976
Inventory	33,000	33,000
Other current assets	27,748	27,748
Total current assets	138,345	138,345
Property, plant and equipment	400,000	400,000
Goodwill	106,335	106,335
Intangible assets	4,770	4,770
Other noncurrent assets	12,288	12,288
Total assets acquired	661,738	661,738
Current liabilities	28,863	28,863
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Long-term Debt, Noncurrent	74,930	74,930
Deferred income taxes	38,373	38,373
Other noncurrent liabilities	1,992	1,992
Total liabilities assumed	144,158	144,158
Merger Agreement, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncontrolling Interest	92,990	92,990
Net assets acquired	$ 424,590	$ 424,590